Debt	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt
Debt, net of debt discount and issuance costs, consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Senior Credit Facility	$—	$—
Convertible Notes Facility	177,735	122,692
Total debt	$177,735	$122,692
Less debt, current	177,735	122,692
Debt, non-current	$—	$—
Senior Credit Facility
In May 2019, the Company entered into a Loan, Guaranty and Security Agreement for a senior secured asset-based lending facility (the “Senior Credit Facility”) with borrowing capacity up to $75.0 million. The commitment under the Senior Credit Facility is available to the Company on a revolving basis through the earlier of May 9, 2024 or 91 days prior to the stated maturity of any subordinated debt in aggregate amount of $7.5 million or more. The maximum availability under the Senior Credit Facility is based on certain specified percentage of eligible accounts receivable and inventory, subject to certain reserves, to be determined in accordance with the Senior Credit Facility. The Senior Credit Facility includes a $25.0 million letter of credit sub-line as of March 31, 2023. Subject to certain conditions, the commitment may be increased by $50.0 million upon approval by the lender, and at the Company’s option, the commitment can be reduced to $25.0 million or terminated upon at least 15 days’ written notice.
The Senior Credit Facility is secured by a security interest in substantially all of the Company’s assets except for intellectual property and certain other excluded assets.
Borrowings under the Senior Credit Facility bore interest at per annum rates equal to, at the Company’s option, either (i) the base rate plus an applicable margin for base rate loan, or (ii) the London Interbank Offered Rate (“LIBOR”) plus an applicable margin for LIBOR loan. The base rate is calculated as the greater of (a) the Lender prime rate, (b) the federal funds rate plus 0.5%, and (c) one-month LIBOR plus 1.0%. The applicable margin is calculated based on a pricing grid linked to quarterly average excess availability (as a percentage of borrowing capacity). For base rate loans, the applicable margin ranges from 0.0% to 1.5%, and for LIBOR loans, it ranges from 1.5% to 3.0%. The Senior Credit Facility contains certain customary non-financial covenants. In addition, the Senior Credit Facility requires the Company to maintain a fixed charge coverage ratio of at least 1.00:1.00 during such times as a covenant trigger event shall exist.
On April 3, 2023, the Company entered into the Third Amendment to the Senior Credit Facility to replace the references of LIBOR in the loan document with Term SOFR, a rate based on the secured overnight financing rate as administered by the Federal Reserve Bank of New York as disclosed in Note 11, Subsequent Events.
There was no outstanding balance for borrowings under the Senior Credit Facility as of March 31, 2023 and December 31, 2022. There was an aggregate of $20.1 million in letters of credit outstanding under the Senior Credit Facility as of March 31, 2023.
Small Business Administration Loan
In May 2020, the Company received Small Business Administration (the “SBA”) loan proceeds of $10.0 million from Town Center Bank pursuant to the Paycheck Protection Program (the “PPP loan”) under the “Coronavirus Aid, Relief and Economic Security (CARES) Act”. The PPP loan was in the form of a note with an original maturity in May 2022, and was extended to May 2025 based on the SBA’s interim final rule. The interest rate was 1.0% per annum.
In May 2022, the SBA approved the Company’s PPP loan forgiveness application, and the PPP loan of $10.0 million was forgiven in full and the previously paid interest of approximately $0.2 million was refunded. A total of $10.2 million was recorded as gain on debt extinguishment in the Company’s consolidated statements of operations.
Convertible Notes Facility
In August 2020, Legacy Proterra issued $200.0 million aggregate principal of Convertible Notes with an initial maturity date on August 4, 2025. The Convertible Notes had a cash interest of 5.0% per annum payable at each quarter end and a paid-in-kind (“PIK”) interest of 4.5% per annum payable by increasing the principal balance at each quarter end.
Each of the Convertible Notes shall rank equally without preference or priority of any kind over one another, but senior in all rights, privileges and preferences to all other shares of the Company’s capital stock and all other securities of the Company that are convertible into or exercisable for the Company’s capital stock directly or indirectly. The Convertible Notes are secured by substantially all of the assets of Legacy Proterra, including its intellectual property.
Prior to the maturity date or prior to the payment or conversion of the entire balance of the Convertible Notes, in the event of a liquidation or sale of the Company, the Company shall pay to the holders of Convertible Notes the greater of (i) 150% of the principal balance of the Convertible Notes or (ii) the consideration that the holders would have received had the holders elected to convert the Convertible Notes into common stock immediately prior to such liquidation event. The Company may not make prepayment unless approved by the required holders of the Convertible Notes.
The Convertible Notes do not entitle the holders to any voting rights or other rights as a stockholder of the Company, unless and until the Convertible Notes are actually converted into shares of the Company’s capital stock in accordance with their terms.
The Note Purchase Agreement contains certain customary non-financial covenants. In addition, the Note Purchase Agreement requires the Company to maintain liquidity at quarter end (“Minimum Liquidity Covenant”) of not less than the greater of (i) $75.0 million and (ii) four times of Cash Burn for the three-month period then ended. See below for details regarding modifications to the Minimum Liquidity Covenant.
In connection with the issuance of the Convertible Notes, the Company issued warrants to the holders of Convertible Notes to purchase 4.6 million shares of Company capital stock at an exercise price of $0.02 per share. The warrants were freestanding financial instruments and, prior to the Closing, were classified as a liability due to the possibility that they could become exercisable into Legacy Proterra convertible preferred stock. Upon the consummation of the Merger, the stock issuable upon exercise of the warrants is Proterra common stock, with no possibility to convert to Legacy Proterra convertible preferred stock. As a result, the carrying amount of the warrant liability was reclassified to stockholders’ equity. The warrant liability of $29.0 million was initially measured at fair value on its issuance date and recorded as a debt discount and amortized during the term of the Convertible Notes to interest expense using the effective-interest method. The warrant liability was remeasured on a recurring basis at each reporting period date, with the change in fair value reported in the statement of operations. Upon any exercise of the warrants to common stock, the carrying amount of the warrant liability was reclassified to stockholders’ equity. In the fourth quarter of 2021, all remaining outstanding warrants were exercised.
Prior to the Closing, the embedded features of the Convertible Notes were composed of conversion options that had the economic characteristics of a contingent early redemption feature settled in a variable number of shares of Company stock. These conversion options were bifurcated and accounted for separately from the host debt instrument. The derivative liability of $68.5 million was initially measured at fair value on the issuance date of the Convertible Notes and recorded as debt discount and was amortized during the term of the Convertible Notes to interest expense using the effective-interest method. The derivative liability was remeasured on a recurring basis at each reporting period date, with the change in fair value reported in the statement of operations. Upon the consummation of the Merger, the embedded conversion features associated with the Convertible Notes no longer qualified for derivative accounting since the conversion price became fixed. The carrying amount of the embedded derivative, the fair value as of the Closing Date, was reclassified to stockholders’ equity in accordance with Topic 815, Derivatives and Hedging.
Issuance costs of $5.1 million were also recorded as debt discount and are amortized during the term of the Convertible Notes to interest expense using the effective interest method.
On June 14, 2021, certain Convertible Note holders with an original aggregate principal amount of $46.5 million elected to convert their Convertible Notes at the Closing. An aggregate of $48.8 million principal and interest was reclassified to additional paid-in capital, and $21.0 million of remaining related debt issuance costs were expensed to interest expense.
The outstanding Convertible Notes including accrued interest will be automatically converted to common stock at $6.5712 per share pursuant to the mandatory conversion provisions, if and when the volume-weighted average price (“VWAP”) of the common stock exceeds $9.86 over 20 consecutive days subsequent to January 13, 2022.
The amortization expense of debt discount and issuance costs were $3.8 million and $3.3 million for the three months ended March 31, 2023 and 2022, respectively.
The Company was not in compliance with the Minimum Liquidity Covenant of the Convertible Notes Facility as of December 31, 2022. The Company received a waiver of the Liquidity (as defined therein) requirement in February 2023 which provided for retroactive effect, so that no such event of default occurred in the year ended December 31, 2022.
The audit report included in the Annual Report on Form 10-K (the “2022 Financials”) contained a going concern qualification. The Company’s inability to deliver audited financial statements certified by the Company’s independent registered public accounting firm without qualification (or similar notation) as to going concern is an event of default under both the Senior Credit Facility and the Convertible Notes Facility. On March 14, 2023, the Company obtained a limited advance waiver from the holders of the Convertible Notes with respect to the Going Concern Covenant until March 31, 2023. On March 31, 2023, the Company received a waiver for the Senior Credit Facility to consent to the delivery of the 2022 Financials with a going concern qualification and waived the cross default of the corresponding covenant under the Convertible Notes Facility in connection with the 2022 Financials.
As a result, the Company was in compliance with the covenants contained in the Senior Credit Facility and Convertible Facility as of March 31, 2023.
Amendment to the Convertible Notes Facility
On March 31, 2023, the Company entered into an amendment to the Convertible Notes Facility, which includes amendments to the interest rate, maturity date, mandatory and optional conversion rights, limitations on the issuance of shares of the Company’s common stock upon conversion and the Company’s obligation to seek stockholder approvals as described below, minimum liquidity requirements and certain other covenants described in further detail below.
Following such amendment on March 31, 2023, the Convertible Notes Facility provides for (i) a waiver of the Minimum Liquidity Covenant through May 31, 2024, requiring instead a minimum Liquidity of $125.0 million as of the last day of each quarter from March 31, 2023 through and including May 31, 2024, and (ii) a waiver of the requirement that the Company’s financial statements be certified by the Company’s auditor without qualification (or similar notation) as to going concern for the Company’s consolidated financial statements for fiscal years 2022 and 2023. After May 31, 2024, the Convertible Notes Facility requires the Company to maintain Liquidity at each quarter end of not less than the greater of (i) $75.0 million and (ii) four times of Cash Burn for the three-month period then ended. In addition, the Convertible Notes Facility contains an additional holding company covenant limiting the Company’s ability to engage in business, operations and activities other than as set forth in the Convertible Notes Facility.
The Convertible Notes Facility extends the maturity date of the Convertible Notes to August 4, 2028, except with respect to $3.5 million original principal amount. The annual interest rate was increased to 12.0% per annum, consisting of 5.0% in cash and 7.0% PIK interest with the PIK default rate proportionally increased to 9.0%. The increased PIK interest on the Convertible Notes is to be accrued from March 17, 2023.
Following the amendment on March 31, 2023, the Convertible Notes Facility amended the mandatory conversion provision in the existing Convertible Notes to provide for mandatory conversion only on or after March 31, 2024, if the daily VWAP of the Company’s common stock equals or exceeds (a) $15.00 after March 31, 2024 to but not including March 31, 2025, or (b) $12.00 after March 31, 2025, in each case, over a period of 20 consecutive trading days and providing that if the mandatory conversion trigger is met, to convert at a conversion price equal to (i) $4.00 until 1/3 of the aggregate balance of such Convertible Note (including all PIK interest and cash interest accrued but not paid) is converted, (ii) thereafter, $5.00 until 1/3 of the aggregate balance of the such Convertible Note is converted, and (iii) thereafter, $6.00. The conversion prices will be equitably adjusted to reflect any stock dividends, stock splits, reverse stock splits, recapitalizations or other similar events.
In addition, following the amendment on March 31, 2023, under the terms of the Convertible Notes Facility, holders of the Convertible Notes shall have an additional option, at any time on or after March 31, 2024 until maturity of the Convertible Notes, to convert at a conversion price equal to (i) $4.00 until 1/3 of the aggregate balance of the such Convertible Note is converted, (ii) thereafter, $5.00 until 1/3 of the aggregate balance of the such Convertible Note is converted, and (iii) thereafter, $6.00, which conversion right shall be exercisable in whole or in part from time to time; provided, however, that if the Company consummates a Qualified Financing (as defined below), the holder, at its option, at any time or from time to time on or after March 31, 2024, may convert its Convertible Notes at a conversion price equal to 75% of the lowest per share cash purchase price of the common stock or preferred stock sold by Proterra in any Qualified Financing, subject to a $1.016 floor conversion price. “Qualified Financing” means, as of any date of determination, a bona fide equity financing, if any, on or after March 31, 2023, in which the Company or Proterra OpCo sells equity or equity-linked securities in a capital-raising transaction (which may include a public offering of the Company’s equity securities).
Subject to certain exceptions, the Convertible Notes also restrict the Company’s ability to, among other things: dispose of or sell the Company’s assets; make material changes in the Company’s business or management, or accounting and reporting practices; acquire, consolidate, or merge with other entities; incur additional indebtedness; create liens on the Company’s assets; pay dividends; make investments; enter transactions with affiliates; and pre-pay other indebtedness.
The Convertible Notes also contain customary events of default, including, among others, the failure to make any payment of principal (or any other payment) when due under the Convertible Notes within five business days of the applicable due date, the breach of the Minimum Liquidity Covenant or any of the negative covenants, and the commencement of an insolvency proceeding. A default under the Company’s Convertible Notes would result in a cross-default under the Senior Credit Facility.
The Convertible Notes Facility provides that no “person” or “group” (within the meaning of Section 13(d) of the Exchange Act) will be entitled to receive any of the Company’s common stock otherwise deliverable upon conversion of the Convertible Notes to the extent that such receipt would cause such person or group to become, directly or indirectly, a “beneficial owner” as defined in Rule 13d-3 under the Exchange Act of more than 40% of the Company’s common stock outstanding at such time (the “Beneficial Ownership Limitation”), and no conversion of the Convertible Notes shall take place to the extent (but only to the extent) that such receipt (or conversion) would cause any Note holder or its affiliates to beneficially own shares of the Company’s common stock in excess of the Beneficial Ownership Limitation.
The Convertible Notes Facility also provides for certain limitations on the conversion rights of the holders of the Convertible Notes, including caps on the number of shares of common stock deliverable upon conversion subject to obtaining stockholder approval, as described below. The Company has agreed to use its best efforts to obtain stockholder approval of (i) the issuance of more than 19.99% of the Company’s outstanding common stock in accordance with Nasdaq listing standards (the “Nasdaq Proposal”) and (ii) an amendment to the Company’s certificate of incorporation to increase the number of authorized shares of common stock.
Prior to the receipt of stockholder approval of the Nasdaq Proposal, the maximum number of shares of common stock that may be issued upon conversions of the Convertible Notes will be 45,257,360 shares. If stockholder approval of the Nasdaq Proposal is obtained, until and unless the Company receives stockholder approval of an amendment to the Company’s certificate of incorporation to increase the number of authorized shares of the Company’s common stock, the maximum number of shares of common stock that may be issued upon conversions of the Convertible Notes will be 177,782,000 shares. If the Company receives both stockholder approvals, the number of shares of the Company’s common stock that may be issued upon conversion of the Convertible Notes will be limited by the number of authorized and available shares, subject to the Beneficial Ownership Limitation described above.
The Company is obligated to use best efforts to seek the above stockholder approvals as promptly as practicable and no later than the Company’s 2023 annual meeting of stockholders; provided that if such stockholder approvals are not received at the Company’s 2023 annual meeting of stockholders, the Company is obligated to call a special meeting of stockholders every 6 months until such stockholder approvals are received.
For any additional shares exceeding the 45,257,360 or 177,782,000 share limits set forth above, the Convertible Notes holders have the right to elect either (x) to rescind the conversion with respect to (and only with respect to) the portion of the balance of the Convertible Notes that relates to the number of shares of the Company’s common stock exceeding the applicable limitations (the “Excess Shares”), or (y) for the Company to pay to such Convertible Note holder an amount equal to the product of (A) the number of Excess Shares, multiplied by (B) the simple average of the daily VWAP of the common stock for the 20 consecutive trading days ending on and including the trading day immediately preceding the applicable conversion date.
Immediately prior to the amendment to the Convertible Notes Facility, the Convertible Notes, net of debt discount and issuance costs, consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Principal	$153,500	$153,500
PIK interest	19,196	17,301
Total principal	172,696	170,801
Less debt discount and issuance costs	(44,275)	(48,109)
Total Convertible Notes	$128,421	$122,692
In accordance with ASC Topic No. 470-50, Debt – Modifications and Extinguishments, the amendment to the Convertible Notes Facility on March 31, 2023 was determined to be an extinguishment of the existing debt and an issuance of new debt upon the effectiveness of the amendment to the Convertible Notes Facility on March 31, 2023. The new debt is initially recorded at its fair value of $313.4 million, and a loss on debt extinguishment is calculated as the difference between the fair value of the new debt, the net carrying amount of the old debt, and other adjustments required under US GAAP. The Company recorded a loss on debt extinguishment of $177.9 million in the condensed consolidated statements of operations and the $7.2 million fair value of the mandatory conversion feature under the Convertible Notes immediately prior to the amendment to the Convertible Notes Facility were recorded to offset stockholders’ equity in accordance with Topic 815, Derivatives and Hedging. The embedded features in the Convertible Notes are composed of conversion options that had the economic characteristics of a contingent early redemption feature settled in a variable number of shares of the Company’s common stock. These conversion options were bifurcated and accounted for as a derivative liability separately from the host debt instrument. As of March 31, 2023, the fair value of derivative liability of $135.7 million was recorded as debt discount on the condensed consolidated balance sheets, which will be amortized during the term of the Convertible Notes to interest expense using the effective-interest method. The derivative liability will be remeasured on a recurring basis at each reporting period date, with the change in fair value reported in the statement of operations.
Upon effectiveness of the amendment to the Convertible Notes Facility as of March 31, 2023, the Convertible Notes, inclusive of debt premium, consisted of the following (in thousands):

March 31, 2023
Principal	$153,500
PIK interest	19,371
Total principal	172,871
Plus debt premium	4,864
Total Convertible Notes	$177,735
As of March 31, 2023, the contractual future principal repayments of the total debt were as follows (in thousands):

2023	$—
2025 (1)	3,941
2028 (1)	168,930
Total debt	$172,871
__________________
(1)Including PIK interest added to principal balance through March 31, 2023.
Based on the current price of the Company’s common stock, the holders of Convertible Notes could potentially have the right to elect cash payment for any Excess Shares upon conversion as early as March 31, 2024 if the Company were to complete a Qualified Financing transaction. As a result, even though the Convertible Notes have a maturity date beyond 12 months from March 31, 2023, the related liabilities were classified as current liability on the Company’s condensed consolidated balance sheets as of March 31, 2023.
Debt
Debt, net of debt discount and issuance costs, consisted of the following (in thousands):

	December 31,
	2022	2021
PPP loan	$—	$10,000
Convertible Notes	122,692	100,999
Total debt	122,692	110,999
Less debt, current	122,692	—
Debt, non-current	$—	$110,999
Senior Credit Facility
In May 2019, the Company entered into a Loan, Guaranty and Security Agreement for a senior secured asset-based lending facility (the “Senior Credit Facility”) with borrowing capacity up to $75.0 million. The commitment under the Senior Credit Facility is available to the Company on a revolving basis through the earlier of May 2024 or 91 days prior to the stated maturity of any subordinated debt in aggregate amount of $7.5 million or more. The maximum availability under the Senior Credit Facility is based on certain specified percentages of eligible accounts receivable and inventory, subject to certain reserves, to be determined in accordance with the Senior Credit Facility. The commitment under the Senior Credit Facility includes a $20.0 million letter of credit sub-line as of December 31, 2022. Subject to certain conditions, the commitment may be increased by $50.0 million upon approval by the lender, and at the Company’s option, the commitment can be reduced to $25.0 million or terminated upon at least 15 days written notice.
The Senior Credit Facility is secured by a security interest in substantially all of the Company’s assets except for intellectual property and other restricted property.
Borrowings under the Senior Credit Facility bear interest at per annum rates equal to, at the Company’s option, either (i) the base rate plus an applicable margin for base rate loan, or (ii) the London Interbank Offered Rate (“LIBOR”) plus an applicable margin for LIBOR loan. The base rate is calculated as the greater of (a) the Lender prime rate, (b) the federal funds rate plus 0.5%, and (c) one-month LIBOR plus 1.0%. The applicable margin is calculated based on a pricing grid linked to quarterly average excess availability (as a percentage of borrowing capacity). For base rate loans, the applicable margin ranges from 0.0% to 1.5%, and for LIBOR Loans, it ranges from 1.5% to 3.0%. The Senior Credit Facility contains certain customary non-financial covenants. In addition, the Senior Credit Facility requires the Company to maintain a Fixed Charge Coverage Ratio of at least 1.00:1.00 during such times as a covenant trigger event shall exist.
There was no outstanding balance under the Senior Credit Facility as of December 31, 2022 and 2021. There was an aggregate of $17.6 million of letters of credit outstanding as of December 31, 2022.
Small Business Administration Loan
In May 2020, the Company received Small Business Administration (the “SBA”) loan proceeds of $10.0 million from Town Center Bank pursuant to the Paycheck Protection Program (the “PPP loan”) under the Coronavirus Aid, Relief and Economic Security (CARES) Act. The PPP loan was in the form of a note with an original maturity in May 2022, and was extended to May 2025 based on the SBA’s interim final rule.
In May 2022, the SBA approved the Company’s PPP loan forgiveness application, and the PPP loan of $10.0 million was forgiven in full, and the previously paid interest of approximately $0.2 million was refunded. A total of $10.2 million was recorded as gain on debt extinguishment in the Company’s consolidated statements of operations.
Convertible Notes
In August 2020, the Company entered into a Note Purchase Agreement for Secured Convertible Promissory Notes (the “Convertible Notes”). The Convertible Notes had an aggregate principal amount of $200.0 million, with cash interest of 5.0% per annum payable at each quarter end and a paid-in-kind interest of 4.5% per annum payable by increasing the principal balance at each quarter end. The Convertible Notes will mature in August 2025, and the Company may not make prepayment unless approved by the required holders of the Convertible Notes.
Each of the Convertible Notes shall rank equally without preference or priority of any kind over one another, but senior in all rights, privileges and preferences to all other shares of the Company’s capital stock and all other securities of the Company that are convertible into or exercisable for the Company’s capital stock directly or indirectly.
Prior to the maturity date or prior to the payment or conversion of the entire balance of the Convertible Notes, in the event of a liquidation or sale of the Company, the Company shall pay to the holders of Convertible Notes the greater of (i) 150% of the principal balance of the Convertible Notes or (ii) the consideration that the holders would have received had the holders elected to convert the Convertible Notes into common stock immediately prior to such liquidation event.
The Convertible Notes do not entitle the holders to any voting rights or other rights as a stockholder of the Company, unless and until the Convertible Notes are actually converted into shares of the Company’s capital stock in accordance with their terms.
The Note Purchase Agreement contains certain customary non-financial covenants. In addition, the Note Purchase Agreement requires the Company to maintain liquidity at quarter end (“Minimum Liquidity Covenant”) of not less than the greater of (i) $75.0 million and (ii) four times of cash burn for the three-month period then ended.
In connection with the issuance of the Convertible Notes, the Company issued warrants to the holders of Convertible Notes to purchase 4.6 million shares of Company stock at an exercise price of $0.02 per share. The warrants are freestanding financial instruments and, prior to the Closing, were classified as a liability due to the possibility that they could become exercisable into Legacy Proterra convertible preferred stock. Upon the consummation of the Merger, the stock issuable upon exercise of the warrants is Proterra common stock, with no possibility to convert to Legacy Proterra convertible preferred stock. As a result, the carrying amount of the warrant liability was reclassified to stockholders’ equity. The warrant liability of $29.0 million was initially measured at fair value on its issuance date and recorded as a debt discount and amortized during the term of the Convertible Notes to interest expense using the effective-interest method. The warrant liability was remeasured on a recurring basis at each reporting period date, with the change in fair value reported in the statement of operations. Upon any exercise of the warrants to common stock, the carrying amount of the warrant liability is reclassified to stockholders’ equity.
Prior to the Closing, the embedded features of the Convertible Notes were composed of conversion options that had the economic characteristics of a contingent early redemption feature settled in a variable number of shares of Company stock. These conversion options were bifurcated and accounted for separately from the host debt instrument. The derivative liability of $68.5 million was initially measured at fair value on the issuance date of the Convertible Notes and recorded as a debt discount and was amortized during the term of the Convertible Notes to interest expense using the effective-interest method. The derivative liability was remeasured on a recurring basis at each reporting period date, with the change in fair value reported in the statement of operations. Upon the consummation of the Merger, the embedded conversion features associated with the Convertible Notes no longer qualify for derivative accounting since the conversion price became fixed. The carrying amount of the embedded derivative, the fair value as of the Closing Date, was reclassified to stockholders’ equity in accordance with Topic 815, Derivatives and Hedging.A summary of the changes of the derivative liability is as follows (in thousands):

Derivative liability
Fair value as of December 31, 2020	$70,870
Change in fair value	111,684
Reclassification of liability upon the reverse recapitalization	(182,554)
Fair value as of December 31, 2021	$—
Issuance costs of $5.1 million were also recorded as debt discount and are amortized during the term of the Convertible Notes to interest expense using the effective interest method.
On June 14, 2021, certain Convertible Note holders with an original aggregate principal amount of $46.5 million elected to convert their Convertible Notes at the Closing. An aggregate of $48.8 million principal and interest was reclassified to additional paid-in capital, and $21.0 million of remaining related debt issuance costs were expensed to interest expense.
The outstanding Convertible Notes including accrued interest will be automatically converted to common stock at $6.5712 per share pursuant to the mandatory conversion provisions, if and when the volume-weighted average price (VWAP) of the common stock exceeds $9.86 over 20 consecutive days subsequent to January 13, 2022.
The amortization expense of debt discount and issuance costs was $14.2 million, $34.7 million and $5.6 million for the years ended December 31, 2022, 2021 and 2020, respectively.
The Convertible Notes, net of debt discount and issuance costs, consisted of the following (in thousands):

	December 31,
	2022	2021
Principal	$153,500	$153,500
PIK interest	17,301	9,826
Total principal	170,801	163,326
Less debt discount and issuance costs	(48,109)	(62,327)
Total Convertible Notes	$122,692	$100,999
The Company was not in compliance with the Minimum Liquidity Covenant of the Convertible Notes as of December 31, 2022. The Company received a waiver of the Liquidity (as defined therein) requirement in February
2023 which provides for retroactive effect, so that no such event of default occurred in the year ended December 31, 2022. Refer to Note 15, Subsequent Events for details.
However, the Company has not obtained a waiver of the Minimum Liquidity Covenant for any future periods, and as a result of anticipated operating cash outflows from operation, capital investment at the Powered 1 battery factory, and incremental cash payments for the Workforce Restructuring (discussed in Note 15, Subsequent Events), the Company may not meet the Minimum Liquidity Covenant as of March 31, 2023.
In addition, the audit report included elsewhere in this Annual Report on Form 10-K contains a going concern qualification. Our inability to deliver audited financial statements certified by our independent registered public accounting firm without qualification (or similar notation) as to going concern is an event of default under the Convertible Notes and the Senior Credit Facility. If we are unable to obtain a waiver for the current event of default and/or for the Liquidity requirement for the quarter ended March 31, 2023, there would be an unwaived event of default under the Convertible Notes and under the Senior Credit Facility, which would permit (i) the holders of the Convertible Notes to cause all of the outstanding indebtedness under the Convertible Notes to become immediately due and payable and (ii) the Lenders under the Senior Credit Facility to terminate all commitments to extend credit under the Senior Credit Facility and cause all of the outstanding indebtedness under the Senior Credit Facility to become immediately due and payable. If the Convertible Notes were to become immediately due and payable in the event of such a default this would have an immediate adverse effect on our ability to meet our working capital needs and our business and operating results. There is no assurance that we will be able to obtain any future waivers under the Convertible Notes or the Senior Credit Facility. We would need to take further action to raise additional funds in the capital markets or otherwise to fund our obligations under the Convertible Notes in addition to our other obligations over the period, and we would not be able to draw upon the Senior Credit Facility.
Due to the uncertainty of obtaining waivers of the Liquidity requirement for future periods and our inability to deliver audited financial statements certified by our independent registered public accounting firm without qualification (or similar notation) as to going concern, even though the Convertible Notes have a maturity date in August 2025, they are classified as a current liability on the Company’s balance sheets as of December 31, 2022.